Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified																											3 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Sep. 30, 2013 Construction in progress [Member]	Dec. 31, 2012 Construction in progress [Member]	Sep. 30, 2013 Base gas [Member]	Dec. 31, 2012 Base gas [Member]	Sep. 30, 2013 Buildings and improvements [Member]	Dec. 31, 2012 Buildings and improvements [Member]	Sep. 30, 2013 Processing and treating plants [Member]	Dec. 31, 2012 Processing and treating plants [Member]	Sep. 30, 2013 Pipelines [Member]	Dec. 31, 2012 Pipelines [Member]	Sep. 30, 2013 Compressors [Member]	Dec. 31, 2012 Compressors [Member]	Sep. 30, 2013 Dock [Member] [Member]	Dec. 31, 2012 Dock [Member] [Member]	Sep. 30, 2013 Tanks [Member]	Dec. 31, 2012 Tanks [Member]	Sep. 30, 2013 Equipment [Member]	Dec. 31, 2012 Equipment [Member]	Sep. 30, 2013 Computer software [Member]	Dec. 31, 2012 Computer software [Member]	Sep. 30, 2013 Property, Plant And Equipment [Member]	Dec. 31, 2012 Property, Plant And Equipment [Member]	Sep. 30, 2013 Maximum [Member] Buildings and improvements [Member]	Sep. 30, 2013 Maximum [Member] Processing and treating plants [Member]	Sep. 30, 2013 Maximum [Member] Pipelines [Member]	Sep. 30, 2013 Maximum [Member] Compressors [Member]	Sep. 30, 2013 Maximum [Member] Equipment [Member]	Sep. 30, 2013 Maximum [Member] Computer software [Member]	Sep. 30, 2013 Minimum [Member] Buildings and improvements [Member]	Sep. 30, 2013 Minimum [Member] Processing and treating plants [Member]	Sep. 30, 2013 Minimum [Member] Pipelines [Member]	Sep. 30, 2013 Minimum [Member] Compressors [Member]	Sep. 30, 2013 Minimum [Member] Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross			$ 6,068	$ 2,254	$ 5,949	$ 5,053	$ 1,108	$ 0	$ 3,537	$ 1,432	$ 98,819	$ 98,106	$ 236,450	$ 163,447	$ 11,278	$ 8,957	$ 7,942	$ 0	$ 22,353	$ 0	$ 5,875	$ 4,785	$ 2,566	$ 1,950		$ 285,984
Property plant and equipment in useful life																											40 years	40 years	40 years	20 years	20 years	5 years	4 years	8 years	5 years	4 years	8 years
Accumulated depreciation	(85,290)	(62,165)
Property, plant and equipment, net	$ 316,655	$ 223,819																							$ 401,945